Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-41038
Entity Registrant Name	STRAN & COMPANY, INC.
Entity Central Index Key	0001872525
Entity Tax Identification Number	04-3297200
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	500 Victory Road
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Quincy
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02171
City Area Code	800
Local Phone Number	833-3309
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SWAG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false